May 6, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
Attn: Filing Desk
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       BT PYRAMID MUTUAL FUNDS (the "Trust")
          Money Market Fund Investment (the "Fund")
          1933 Act File No. 33-45973
          1940 Act File No. 811-6576

To the Staff of the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust, on behalf of the Funds, do not differ from that contained in Post-Effective Amendment No. 47 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003.

Please contact Jeffrey A. Engelsman at 410-895-3824 if you have any questions or comments.

Very truly yours,

/s/Bruce A. Rosenblum
---------------------
Assistant Secretary